Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash at bank	$ 32,460	$ 57,342
Fixed deposit with licensed bank	17,423	18,128
Total cash and cash equivalents	$ 49,883	$ 75,470